Income Taxes - Summary of Profit / (Loss) Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Line Items]
Total loss before income taxes	¥ (224,989)	$ (34,480)	¥ (109,679)	¥ (66,167)
Cayman Islands
Income Tax Disclosure [Line Items]
Total loss before income taxes	(31,966)	(4,899)	(16,716)	6,622
British Virgin Islands
Income Tax Disclosure [Line Items]
Total loss before income taxes	(27)	(4)	(30)	(25)
Hong Kong
Income Tax Disclosure [Line Items]
Total loss before income taxes	(1,790)	(274)	(3,097)	208
China
Income Tax Disclosure [Line Items]
Total loss before income taxes	¥ (191,206)	$ (29,303)	¥ (89,836)	¥ (72,972)